CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2023	Feb. 28, 2023		May 31, 2022	Feb. 28, 2022	Jan. 28, 2022	Mar. 10, 2021	Feb. 28, 2021	Dec. 18, 2020
Current assets:
Cash	$ 287,202	$ 939,759	[1]		$ 4,648,146
Accounts receivable, net	391,823	265,024	[1]		429,469
Device parts inventory, net	1,489,429	1,637,899	[1]		1,530,657
Prepaid expenses and deposits	521,501	596,310	[1]		442,164
Total current assets	2,689,955	3,438,992	[1]		7,050,436
Operating lease asset	1,179,673	1,208,440	[1]		1,331,605
Revenue earning devices, net of accumulated depreciation of $902,680 and $778,839, respectively	1,556,790	1,235,219	[1]		709,063
Fixed assets, net of accumulated depreciation of $227,103 and $182,002, respectively	302,960	315,888	[1]		137,952
Trademarks	27,080	27,080	[1]		28,723
Investment at cost	50,000	50,000	[1]
Security deposit	21,239	21,239	[1]		21,239	$ 1,500	$ 15,880		$ 3,859
Total assets	5,827,697	6,296,858	[1]		9,279,018
Current liabilities:
Accounts payable and accrued expenses	1,336,023	1,343,379	[1]		968,853
Advances payable- related party	1,594	1,594	[1]		1,594
Customer deposits	36,460	9,900	[1]		10,000
Current operating lease liability	244,169	248,670	[1]		254,027
Current portion of deferred variable payment obligation	604,811	542,177	[1]		325,600
Loan payable - related party	243,256	206,516	[1]		193,556
Incentive compensation plan payable	1,042,000	979,000	[1]		479,500
Current portion of loans payable, net of discount of $1,348,996 and $1,651,597	16,220,989	9,918,389	[1]		1,004,708
Vehicle loan - current portion	38,522	38,522	[1]		38,522
Current portion of accrued interest payable	4,741,347	2,761,446	[1]		1,260,271
Total current liabilities	24,509,171	16,049,593	[1]		4,547,718
Non-current operating lease liability	926,274	950,541	[1]		1,057,579
Loans payable, net of discount of $4,973,120 and $4,130,291, respectively	9,884,241	15,554,069	[1]		20,309,069
Deferred variable payment obligation	2,525,000	2,525,000	[1]		2,525,000
Accrued interest payable	2,062,128	3,060,656	[1]		1,816,009
Total liabilities	39,906,814	38,139,859	[1]		30,255,375
Stockholders' deficit:
Preferred stock, value			[1]
Common Stock, $0.00001 par value; 7,225,000,000 shares authorized 6,129,670,689 and 5,848,741,599 shares issued, issuable and outstanding, respectively	61,298	58,489	[1]		47,353
Additional paid-in capital	82,563,520	80,247,252	[1]		73,015,576
Preferred stock to be issued	99,086	99,086	[1]		99,086
Accumulated deficit	(116,808,904)	(112,253,711)	[1]		(94,144,254)
Total stockholders' deficit	(34,079,117)	(31,843,001)	[1]	$ (24,002,822)	(20,976,357)			$ (14,543,687)
Total liabilities and stockholders' deficit	5,827,697	6,296,858	[1]		9,279,018
Series G Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value			[1]
Total stockholders' deficit
Series E Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value	3,350	3,350	[1]		3,350
Total stockholders' deficit	3,350	3,350		3,350	3,350			4,350
Series F Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value	2,533	2,533	[1]		2,532
Total stockholders' deficit	$ 101,619	$ 101,619		$ 101,618	$ 101,618			$ 176,869

[1]	Derived from audited information